SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
Summary of share options activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2022	3,356,635	0.10	6.89	2,994
Granted	200,000	0.01	—	—
Exercised	(499,145)	0.01	—	—
Forfeited	(762,605)	0.20	—	—
Outstanding at December 31, 2023	2,294,885	0.07	5.16	448
Vested and expected to vest as of December 31, 2023	4,665,092	0.30	4.30	919
Exercisable as of December 31, 2023	2,275,775	0.37	5.15	444

Summary of fair value assumptions

	Year Ended December 31,
	2021	2022	2023
Expected volatility	73.76%-75.78%	75.77%-77.77%	77.77%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.8
Risk-free interest rate per annum	1.09%-1.66%	1.66%-4.10%	4.10%
The fair value of underlying ordinary shares (per share)	US$0.20-US$2.92	US$0.36-US$1.13	US$0.92

Summary of fair values of the options granted

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Weighted average grant date fair value of option per share	0.82	0.92	0.92
Aggregate grant date fair value of options	720	1,079	184

Summary of the non-vested shares activity

	Number of Non-	Weighted Average
	vested Shares	Grant Date Fair Value
		US$
Outstanding as of December 31, 2022	144,920	4.38
Granted	115,050	0.66
Vested	(185,340)	2.22
Forfeited	(9,485)	9.50
Outstanding as of December 31, 2023	65,145	2.28